Guarantees and commitments - Sale-leaseback transactions (Details 6) - Other transactions - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2016, 2015 and 2014
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	The Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between one and five years, between two and ten years and between five and ten years, respectively.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 0	SFr 30	SFr 80
Bank
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2015, 2014 and 2013
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	The Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of two years, between two and ten years and between five and ten years, respectively.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 0	SFr 19	SFr 67